Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Policies and Practices
Our policy is to grant equity awards on the tenth day of the third month of each quarter irrespective of when in such quarter the Human Capital and Compensation Committee approves to grant the equity award to our named executive officers. We do not grant equity awards in anticipation of the release of material nonpublic information nor time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of executive compensation.

Award Timing Method	Our policy is to grant equity awards on the tenth day of the third month of each quarter irrespective of when in such quarter the Human Capital and Compensation Committee approves to grant the equity award to our named executive officers.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information nor time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false